revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2024
revenue from contracts with customers
Schedule of revenues

	June 30,	December 31,
As at (millions)	2024	2023
Estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations to be recognized as revenue in a future period [1,2]
During the 12-month period ending one year hence	$2,375	$2,576
During the 12-month period ending two years hence	851	1,022
Thereafter	105	107
	$3,331	$3,705

1	Excludes constrained variable consideration amounts, amounts arising from contracts originally expected to have a duration of one year or less and, as a permitted practical expedient, amounts arising from contracts that are not affected by revenue recognition timing differences arising from transaction price allocation or from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.
2	IFRS-IASB requires the explanation of when we might expect to recognize as revenue the amounts disclosed as the estimated minimum transaction price allocated to remaining unfulfilled, or partially unfulfilled, performance obligations. The estimated amounts disclosed are based upon contractual terms and maturities. Actual minimum transaction price revenues recognized, and the timing thereof, will differ from these estimates primarily due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.

Schedule of accounts receivable

		June 30,	December 31,
As at (millions)	Note	2024	2023
Customer accounts receivable		$2,766	$2,938
Accrued receivables – customer		562	480
Allowance for doubtful accounts	4(a)	(107)	(103)
		3,221	3,315
Accrued receivables – other		278	282
Accounts receivable – current		$3,499	$3,597

Schedule of contract assets

	Three months		Six months
Periods ended June 30 (millions)	2024	2023	2024	2023
Balance, beginning of period	$867	$879	$898	$908
Net additions arising from operations	375	368	728	718
Amounts billed in the period and thus reclassified to accounts receivable	(399)	(394)	(789)	(775)
Change in impairment allowance, net (Note 4(a))	(1)	1	4	2
Other	1	3	2	4
Balance, end of period	$843	$857	$843	$857
To be billed and thus reclassified to accounts receivable during:
The 12-month period ending one year hence			$564	$567
The 12-month period ending two years hence			227	236
Thereafter			52	54
Balance, end of period			$843	$857
Reconciliation of contract assets presented in the Consolidated statements of financial position – current
Gross contract assets			$564	$567
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities (Note 24)			(15)	(14)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets (Note 24)			(127)	(126)
			$422	$427